Summary of Stock Option Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Number of Options
Number of Options, Beginning balance	14,584	22,022
Number of Options, Exercised	(14,584)	(7,438)
Number of Options, Ending balance		14,584
Number of Options Vested at December 31,		14,584
Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning balance	$ 7.63	$ 7.63
Weighted Average Exercise Price, Exercised	$ 7.63	7.63
Weighted Average Exercise Price, Ending balance		7.63
Weighted Average Exercise Price, Options vested		$ 7.63